Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Consolidated Other Accounts Receivable
As of December 31, 2024 and 2023, consolidated other accounts receivable consisted of:

		2024	2023
Advances of income taxes and refundable taxes	$	494	472
Non-trade accounts receivable 1		87	102
Current portion of assets from valuation of derivative financial instruments		64	6
Interest and notes receivable		56	54
Loans to employees and others		14	16

	$	715	650

1	Non-trade accounts receivable are mainly attributable to the sale of assets.